UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-05502

                              Comstock Funds, Inc.
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554

                        Date of fiscal year end: April 30

                   Date of reporting period: October 31, 2008



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                              COMSTOCK FUNDS, INC.

                               SEMI-ANNUAL REPORT
                                OCTOBER 31, 2008

TO OUR SHAREHOLDERS,

     The Sarbanes-Oxley Act requires a Fund's principal executive and financial officers to certify the entire contents of the semi-annual and annual shareholder reports in a filing with the Securities and Exchange Commission on Form N-CSR. This certification would cover the portfolio manager's commentary and subjective opinions if they are attached to or a part of the financial statements. Many of these comments and opinions would be difficult or impossible to certify.

     Because we do not want our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts, we have separated their commentary from the financial statements and investment portfolio and have sent it to you separately. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

     Enclosed are the financial statements and the investment portfolio as of October 31, 2008.

                                        Sincerely yours,


                                        /s/ Bruce N. Alpert
                                        Bruce N. Alpert
                                        Chief Operating Officer
                                        Gabelli Funds, LLC

December 26, 2008

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED OCTOBER 31, 2008+ (UNAUDITED)

                                                     CALENDAR       SIX      ONE     FIVE     TEN         SINCE FUND'S
COMSTOCK STRATEGY FUND (A)                         YEAR TO DATE   MONTHS    YEAR    YEARS    YEARS    INCEPTION (5/26/88)
------------------------------------------------   ------------   ------   ------   -----    -----    -------------------
CLASS O (CPSFX)
   Without sales charge ........................       29.73%      36.49%   29.40%  (2.99)%  (3.70)%         0.23%
CLASS A (CPFAX)
   Without sales charge ........................       29.69       36.24    29.04   (3.28)   (3.95)          0.01
   With sales charge (b) .......................       22.24       28.40    21.62   (4.42)   (4.52)         (0.28)
CLASS C (CPFCX)
   Without contingent deferred sales charge ....       29.00       36.07    28.19   (4.00)   (4.62)         (0.44)
   With contingent deferred sales charge (c) ...       28.00       35.07    27.19   (4.00)   (4.62)         (0.44)
S&P 500 INDEX (d) ..............................      (32.84)     (29.28)  (36.10)   0.26     0.40           9.18
BARCLAYS CAPITAL GOVT./CORP. BOND INDEX* (e) ...       (3.16)      (4.99)   (1.06)   3.08     4.81           7.12(f)
BLENDED INDEX (g) ..............................      (13.55)     (13.49)  (13.32)   2.09     3.27           7.84(f)

                                                                                                                     SINCE FUND'S
                                                     CALENDAR       SIX      ONE     FIVE    TEN     SINCE POLICY      INCEPTION
COMSTOCK CAPITAL VALUE FUND (H)                    YEAR TO DATE   MONTHS    YEAR    YEARS   YEARS    INCEPTION (H)    (10/10/85)
------------------------------------------------   ------------   ------   ------   -----   -----    -------------   ------------
CLASS A (DRCVX)
   Without sales charge ........................       46.98%      44.95%   52.54%   0.01%  (1.74)%     (1.18)%         0.89%
   With sales charge (b) .......................       38.53       36.62    43.77   (1.17)  (2.32)      (1.45)          0.64
CLASS B (DCVBX)
   Without contingent deferred sales charge ....       45.97       44.60    51.63   (0.78)  (2.48)      (1.74)          0.36
   With contingent deferred sales charge (i) ...       41.97       40.60    47.63   (1.16)  (2.48)      (1.74)          0.36
CLASS C (CPCCX)
   Without contingent deferred sales charge ....       46.50       45.05    52.08   (0.72)  (2.40)      (1.70)          0.40
   With contingent deferred sales charge (c) ...       45.50       44.05    51.08   (0.72)  (2.40)      (1.70)          0.40
CLASS R (CPCRX) ................................       47.44       45.41    53.42    0.28   (1.44)      (1.01)          1.06
S&P 500 INDEX (d) ..............................      (32.84)     (29.28)  (36.10)   0.26    0.40        8.24          10.08(j)

THE CURRENT EXPENSE RATIOS FOR COMSTOCK STRATEGY FUND CLASS O, A, AND C SHARES ARE 2.43%, 2.69%, AND 3.44%, RESPECTIVELY. AFTER SEPTEMBER 12, 2008, THE COMSTOCK STRATEGY FUND DISCONTINUED OFFERING ALL SHARE CLASSES. THE MAXIMUM SALES CHARGES FOR CLASS A AND C SHARES DURING THE SALES PERIOD WERE 5.75% AND 1.00%, RESPECTIVELY.

IN THE CURRENT PROSPECTUS, THE EXPENSE RATIOS FOR COMSTOCK CAPITAL VALUE FUND CLASS A, B, C, AND R SHARES ARE 2.31%, 3.06%, 3.06%, AND 2.06%, RESPECTIVELY. CLASS R SHARES DO NOT HAVE A SALES CHARGE.THE MAXIMUM SALES CHARGES FOR CLASS A, B, AND C SHARES ARE 5.75%, 4.00%, AND 1.00%, RESPECTIVELY.

(a) TOTAL RETURN PRIOR TO 8/01/91 REFLECTS THE PERFORMANCE OF THE FUND AS A CLOSED-END FUND; AS AN OPEN-END FUND THE FUND INCURRED CERTAIN ADDITIONAL EXPENSES AS A RESULT OF THE CONTINUOUS OFFERING AND REDEMPTION OF ITS SHARES. BECAUSE CLASS A SHARES AND CLASS C SHARES WERE NOT ACTUALLY INTRODUCED UNTIL 7/15/92 AND 8/01/95, RESPECTIVELY, TOTAL RETURN FOR THE PERIOD PRIOR TO THE INTRODUCTION OF EACH SUCH CLASS (I) REFLECTS THE PERFORMANCE INFORMATION FOR CLASS O SHARES AND CLASS A SHARES, AS APPROPRIATE, AND (II) DOES NOT REFLECT SERVICE AND DISTRIBUTION FEES BORNE BY CLASS A SHARES AND CLASS C SHARES PRIOR TO THEIR INTRODUCTION, WHICH, IF REFLECTED, WOULD REDUCE THE TOTAL RETURN PRESENTED. TOTAL RETURN ASSUMES THE REINVESTMENT OF DISTRIBUTIONS. GABELLI FUNDS, LLC BECAME THE INVESTMENT ADVISER OF THE FUND ON 5/23/00.

(b) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.

(c) ASSUMING PAYMENT OF THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC). A CDSC OF 1% IS IMPOSED ON REDEMPTIONS MADE WITHIN ONE YEAR OF PURCHASE.

(d) THE S&P 500 INDEX IS AN UNMANAGED BROAD BASED INDEX COMPRISED OF COMMON STOCKS. THE INDEX DOES NOT REFLECT THE DEDUCTION OF SALES CHARGES AND EXPENSES THAT ARE BORNE BY MUTUAL FUND INVESTORS. YOU CANNOT INVEST DIRECTLY IN AN INDEX.

(e) THE BARCLAYS CAPITAL GOVT./CORP. BOND INDEX* IS AN UNMANAGED BROAD BASED INDEX COMPRISED OF U.S. GOVERNMENT AGENCY AND TREASURY SECURITIES AND INVESTMENT GRADE CORPORATE DEBT. THE INDEX DOES NOT REFLECT THE DEDUCTION OF SALES CHARGES AND EXPENSES THAT ARE BORNE BY MUTUAL FUND INVESTORS. YOU CANNOT INVEST DIRECTLY IN AN INDEX.

(f) FROM 5/31/88, THE DATE CLOSEST TO THE FUND'S INCEPTION FOR WHICH DATA IS AVAILABLE.

(g) THE BLENDED INDEX CONTAINS 65% OF THE BARCLAYS CAPITAL GOVT./CORP. BOND INDEX* AND 35% OF THE S&P 500 INDEX. YOU CANNOT INVEST DIRECTLY IN AN INDEX.

(h) ON 4/28/87, COMSTOCK PARTNERS, INC., THE CAPITAL VALUE FUND'S PREVIOUS INVESTMENT ADVISER, ASSUMED INVESTMENT RESPONSIBILITIES AND THE FUND CHANGED ITS INVESTMENT OBJECTIVE TO THE CURRENT INVESTMENT OBJECTIVE.

(i) ASSUMING PAYMENT OF THE MAXIMUM CDSC. THE MAXIMUM CDSC FOR CLASS B SHARES IS 4% AND IS REDUCED TO 0% AFTER SIX YEARS.

(j) SINCE 9/30/85, THE DATE CLOSEST TO THE FUND'S INCEPTION DATE FOR WHICH DATA IS AVAILABLE.

+ PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE CAPITAL VALUE FUND UTILIZES SHORT SELLING AND AND UTILIZES DERIVATIVES. SHORT SELLING OF SECURITIES AND USE OF DERIVATIVES POSE SPECIAL RISKS AND MAY NOT BE SUITABLE FOR CERTAIN INVESTORS. SHORT SELLING IS A SALE OF A BORROWED SECURITY AND LOSSES ARE REALIZED IF THE PRICE OF THE SECURITY INCREASES BETWEEN THE DATE THE SECURITY IS SOLD AND THE DATE THE FUND REPLACES IT. DERIVATIVES MAY BE RISKIER THAN OTHER TYPES OF INVESTMENTS BECAUSE THEY MAY RESPOND MORE TO CHANGES IN ECONOMIC CONDITIONS THAN OTHER INVESTMENTS. PERFORMANCE RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE COMSTOCK CAPITAL VALUE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

*    AS OF OCTOBER 31, 2008, THE NAME OF THE LEHMAN BROTHERS
     GOVERNMENT/CORPORATE BOND INDEX CHANGED TO BARCLAYS CAPITAL
     GOVERNMENT/CORPORATE BOND INDEX.

COMSTOCK FUNDS, INC.
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
For the Six Month Period from May 1, 2008
through October 31, 2008                                           EXPENSE TABLE

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the past six months, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.

HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case - because the hypothetical return used is NOT the Fund's actual return - the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

            Beginning         Ending      Annualized     Expenses
          Account Value   Account Value     Expense    Paid During
             5/01/08         10/31/08        Ratio       Period*
          -------------   -------------   ----------   -----------
COMSTOCK STRATEGY FUND
ACTUAL FUND RETURN
Class O     $1,000.00       $1,364.90        3.19%        $19.02
Class A     $1,000.00       $1,362.40        3.43%        $20.42
Class C     $1,000.00       $1,360.70        4.21%        $25.05
HYPOTHETICAL 5% RETURN
Class O     $1,000.00       $1,009.12        3.19%        $16.15
Class A     $1,000.00       $1,007.91        3.43%        $17.36
Class C     $1,000.00       $1,003.98        4.21%        $21.27
COMSTOCK CAPITAL VALUE FUND
ACTUAL FUND RETURN
Class A     $1,000.00       $1,449.50        2.43%        $15.00
Class B     $1,000.00       $1,446.00        3.17%        $19.54
Class C     $1,000.00       $1,450.50        3.17%        $19.58
Class R     $1,000.00       $1,454.10        2.18%        $13.48
HYPOTHETICAL 5% RETURN
Class A     $1,000.00       $1,012.96        2.43%        $12.33
Class B     $1,000.00       $1,009.23        3.17%        $16.05
Class C     $1,000.00       $1,009.23        3.17%        $16.05
Class R     $1,000.00       $1,014.22        2.18%        $11.07

* Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The following tables present portfolio holdings as a percent of total net assets as of October 31, 2008:

STRATEGY FUND                              PERCENT
----------------------------------------   -------
LONG POSITIONS
U.S. Treasury Notes ....................     65.2
Put Options Purchased ..................     17.1
U.S. Treasury Bills ....................     14.1
Real Estate ............................      3.2
Common Stock ...........................      0.9
Other Assets and Liabilities (Net) .....     (0.5)
                                            -----
                                            100.0
                                            =====

CAPITAL VALUE FUND                         PERCENT
----------------------------------------   -------
LONG POSITIONS
U.S. Treasury Bills ....................     58.3
U.S. Treasury Notes ....................     27.3
Put Options Purchased ..................     13.0
Common Stocks ..........................      1.5
Real Estate ............................      1.2
Other Assets and Liabilities (Net) .....     12.8
SHORT POSITIONS
Retail .................................     (3.3)
Financial Services .....................     (2.0)
Computer Software and Services .........     (1.5)
Electronics ............................     (1.2)
Business Services ......................     (1.2)
Computer Hardware ......................     (1.0)
Health Care ............................     (0.9)
Building and Construction ..............     (0.8)
Entertainment ..........................     (0.6)
Consumer Products ......................     (0.5)
Telecommunications .....................     (0.5)
Hotels and Gaming ......................     (0.4)
Metals and Mining ......................     (0.2)
                                            -----
                                            100.0
                                            =====

THE FUNDS FILE A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "SEC") FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE LAST OF WHICH WAS FILED FOR THE QUARTER ENDED JULY 31, 2008. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUNDS AT 800-GABELLI (800-422-3554). THE FUNDS' FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.

PROXY VOTING

Comstock Funds, Inc. files Form N-PX with the Funds' complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Funds' proxy voting policies, procedures, and how the Funds voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC's website at www.sec.gov.

COMSTOCK STRATEGY FUND
SCHEDULE OF INVESTMENTS -- OCTOBER 31, 2008 (UNAUDITED)

                                                                        MARKET
  SHARES                                                   COST         VALUE
-----------                                            -----------   -----------
COMMON STOCK -- 0.9%
              EXCHANGE TRADED FUNDS -- 0.9%
      2,000   WisdomTree Dreyfus
                 Chinese Yuan Fund+ ................   $    50,412   $    50,240
                                                       -----------   -----------

   UNITS
-----------
TERM NOTE -- 3.2%
              REAL ESTATE -- 3.2%
     10,000   Merrill Lynch Medium Term Note,
                 Ser. C, Due 06/04/09 + (a) ........       100,000       179,850
                                                       -----------   -----------

 PRINCIPAL
  AMOUNT
-----------
U.S. GOVERNMENT OBLIGATIONS -- 79.3%
              U.S. TREASURY BILLS -- 14.1%
$   797,000   U.S. Treasury Bills,
                 0.406% to 0.457%++,
                 11/28/08 to 12/26/08 ..............       796,589       796,589
                                                       -----------   -----------
              U.S. TREASURY NOTES -- 65.2%
  1,800,000      4.750%, 12/31/08 ..................     1,812,234     1,812,094
  1,535,000      4.500%, 04/30/09 ..................     1,559,896     1,561,144
    300,000      6.000%, 08/15/09 ..................       299,444       310,876
                                                       -----------   -----------
                                                         3,671,574     3,684,114
                                                       -----------   -----------
TOTAL U.S. GOVERNMENT OBLIGATIONS ..................     4,468,163     4,480,703
                                                       -----------   -----------

NUMBER OF                                          EXPIRATION DATE/     MARKET
CONTRACTS                                           EXERCISE PRICE       VALUE
---------                                          ----------------   ----------
PUT OPTIONS PURCHASED+ -- 17.1%
       10   S & P 500 Index ....................     Mar. 09/1075     $  161,850
        4   S & P 500 Index ....................     Mar. 09/1100         70,800
       18   S & P 500 Index ....................     Mar. 09/1200        450,270
       10   S & P 500 Index ....................     Mar. 09/1250        286,000
                                                                      ----------
TOTAL PUT OPTIONS PURCHASED (Cost $216,713) .......................      968,920
                                                                      ----------
TOTAL INVESTMENTS -- 100.5% (Cost $4,835,288) .....................    5,679,713
OTHER ASSETS AND LIABILITIES (NET) -- (0.5)% ......................      (28,047)
                                                                      ----------
NET ASSETS -- 100.0% ..............................................   $5,651,666
                                                                      ==========

----------
(a) Security return is linked to the performance of the PHLX Housing Sector Index. You cannot invest directly in an index.

+    Non-income producing security.

++   Represents annualized yield at date of purchase.

                See accompanying notes to financial statements.

COMSTOCK CAPITAL VALUE FUND
SCHEDULE OF INVESTMENTS -- OCTOBER 31, 2008 (UNAUDITED)

                                                                        MARKET
  SHARES                                                   COST         VALUE
-----------                                            -----------   -----------
COMMON STOCKS 1.5%
              EXCHANGE TRADED FUNDS -- 0.5%
     16,000   WisdomTree Dreyfus
                 Chinese Yuan Fund+ ................   $   403,298   $   401,920
                                                       -----------   -----------
              FINANCIAL SERVICES -- 1.0%
     18,000   JPMorgan Chase & Co. .................       702,716       742,500
                                                       -----------   -----------
TOTAL COMMON STOCKS ................................     1,106,014     1,144,420
                                                       -----------   -----------

   UNITS
-----------
TERM NOTE -- 1.2%
              REAL ESTATE -- 1.2%
    500,000   Merrill Lynch Medium Term Note,
                 Ser. C, Due 06/04/09+ (a) .........       500,000       899,250
                                                       -----------   -----------

 PRINCIPAL
  AMOUNT
-----------
U.S. GOVERNMENT OBLIGATIONS -- 85.6%
              U.S. TREASURY BILLS  -- 58.3%
$43,797,000   U.S. Treasury Bills,
                 0.152% to 1.841%++,
                 11/06/08 to 01/15/09 ..............    43,774,230    43,775,916
                                                       -----------   -----------
              U.S. TREASURY NOTES -- 27.3%
 15,040,000      4.750%, 12/31/08 (b) ..............    15,130,711    15,141,054
  5,295,000      4.500%, 04/30/09 ..................     5,380,879     5,385,184
                                                       -----------   -----------
                                                        20,511,590    20,526,238
                                                       -----------   -----------
TOTAL U.S. GOVERNMENT OBLIGATIONS ..................    64,285,820    64,302,154
                                                       -----------   -----------

NUMBER OF                                       EXPIRATION DATE/
CONTRACTS                                        EXERCISE PRICE
---------                                       ----------------
PUT OPTIONS PURCHASED+ -- 13.0%
       35   S & P 500 Index .................     Dec. 08/1225          906,500
      100   S & P 500 Index .................     Mar. 09/1075        1,618,500
       40   S & P 500 Index .................     Mar. 09/1100          708,000
      230   S & P 500 Index .................     Mar. 09/1250        6,578,000
                                                                   ------------
TOTAL PUT OPTIONS PURCHASED (Cost $2,227,067 ...................      9,811,000
                                                                   ------------
TOTAL INVESTMENTS -- 101.3% (Cost $68,118,901) .................     76,156,824
COMMON STOCKS SOLD SHORT -- (14.1)%
   (Proceeds received $14,390,164) .............................    (10,619,603)
FUTURES CONTRACTS -- SHORT POSITION -- 0.0%
   (Unrealized depreciation) ...................................        (25,600)
OTHER ASSETS AND LIABILITIES (NET) -- 12.8% ....................      9,646,697
                                                                   ------------
NET ASSETS -- 100.0% ...........................................   $ 75,158,318
                                                                   ============

  SHARES                                                 PROCEEDS
-----------                                            -----------
COMMON STOCKS SOLD SHORT -- (14.1)%
              BUILDING AND CONSTRUCTION -- (0.8)%
      1,000   NVR Inc. .............................   $   558,530   $   490,210
     11,000   Pulte Homes Inc. .....................       418,204       122,540
                                                       -----------   -----------
                                                           976,734       612,750
                                                       -----------   -----------
              BUSINESS SERVICES -- (1.2)%
     25,000   Iron Mountain Inc. ...................       489,182       607,000
      5,600   United Parcel Service Inc., Cl. B ....       396,721       295,568
                                                       -----------   -----------
                                                           885,903       902,568
                                                       -----------   -----------
              COMPUTER HARDWARE -- (1.0)%
      3,300   International Business Machines
                 Corp ..............................       399,096       306,801
     17,000   Lexmark International Inc., Cl. A ....       476,031       439,110
                                                       -----------   -----------
                                                           875,127       745,911
                                                       -----------   -----------

                                                                       MARKET
  SHARES                                                 PROCEEDS       VALUE
-----------                                            -----------   -----------
              COMPUTER SOFTWARE AND SERVICES -- (1.5)%
     14,000   Juniper Networks Inc. ................   $   415,844   $   262,360
     20,000   Oracle Corp. .........................       415,424       365,800
      3,600   Research In Motion Ltd. ..............       395,988       181,548
      8,400   SAP AG, ADR ..........................       400,455       296,772
                                                       -----------   -----------
                                                         1,627,711     1,106,480
                                                       -----------   -----------
              CONSUMER PRODUCTS -- (0.5)%
      7,000   Reynolds American Inc. ...............       387,023       342,720
                                                       -----------   -----------
              ELECTRONICS -- (1.2)%
     17,000   Intel Corp. ..........................       402,048       272,000
     19,000   Lam Research Corp. ...................       809,930       424,840
     11,000   Texas Instruments Inc. ...............       377,697       215,160
                                                       -----------   -----------
                                                         1,589,675       912,000
                                                       -----------   -----------
              ENTERTAINMENT -- (0.6)%
     15,000   Marvel Entertainment Inc. ............       431,878       482,850
                                                       -----------   -----------
              FINANCIAL SERVICES -- (2.0)%
     12,000   BB&T Corp. ...........................       389,981       430,200
      9,000   Capital One Financial Corp. ..........       677,752       352,080
     22,000   Hudson City Bancorp Inc. .............       391,443       413,820
     14,000   Raymond James Financial Inc. .........       395,536       326,060
                                                       -----------   -----------
                                                         1,854,712     1,522,160
                                                       -----------   -----------
              HEALTH CARE -- (0.9)%
     15,000   Hologic Inc. .........................       440,653       183,600
     15,000   Masimo Corp. .........................       469,157       479,850
                                                       -----------   -----------
                                                           909,810       663,450
                                                       -----------   -----------
              HOTELS AND GAMING -- (0.4)%
      5,000   Wynn Resorts Ltd. ....................       392,936       302,000
                                                       -----------   -----------
              METALS AND MINING -- (0.2)%
     12,000   Southern Copper Corp. ................       427,563       174,720
                                                       -----------   -----------
              RETAIL -- (3.3)%
      5,300   Abercrombie & Fitch Co., Cl. A .......       379,474       153,488
     15,000   BJ's Wholesale Club Inc. .............       484,191       528,000
      9,000   CBRL Group Inc. ......................       376,114       179,280
     16,000   Dollar Tree Inc. .....................       560,325       608,320
      5,300   J.C. Penney Co. Inc. .................       379,951       126,776
     17,000   Starbucks Corp. ......................       554,553       223,210
     20,000   The Children's Place Retail Stores
                 Inc. ..............................       568,359       668,600
                                                       -----------   -----------
                                                         3,302,967     2,487,674
                                                       -----------   -----------
              TELECOMMUNICATIONS -- (0.5)%
     24,000   Nokia Oyj, ADR .......................       728,125       364,320
                                                       -----------   -----------
TOTAL COMMON STOCKS SOLD SHORT .....................   $14,390,164   $10,619,603
                                                       ===========   ===========

 NUMBER OF                                             EXPIRATION    UNREALIZED
 CONTRACTS                                               DATE       DEPRECIATION
-----------                                            ----------   ------------
FUTURES CONTRACTS -- SHORT POSITION -- (0.0)%
         70   S & P 500 Index Futures ..............    12/18/08      $ (25,600)
                                                                      =========

----------
(a) Security return is linked to the performance of the PHLX Housing Sector Index. You cannot invest directly in an index.

(b) At October 31, 2008, $11,000,000 of the principal amount was pledged as collateral for securities sold short and futures contracts.

+    Non-income producing security.

++   Represents annualized yield at date of purchase.

ADR  American Depositary Receipt

                See accompanying notes to financial statements.

COMSTOCK FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES -- OCTOBER 31, 2008 (UNAUDITED)

                                                                                  STRATEGY      CAPITAL VALUE
                                                                                    FUND             FUND
                                                                                ------------    -------------
ASSETS:
   Investments, at value (cost $4,835,288 and $68,118,901, respectively) ....   $  5,679,713    $ 76,156,824
   Deposit at brokers .......................................................            380              --
   Receivable for investments sold ..........................................             --      15,033,253
   Receivable for Fund shares sold ..........................................             --       2,593,087
   Interest receivable ......................................................         68,297         365,321
   Prepaid expenses .........................................................         12,765          39,422
                                                                                ------------    ------------
   TOTAL ASSETS .............................................................      5,761,155      94,187,907
                                                                                ------------    ------------
LIABILITIES:
   Securities sold short (proceeds $0 and $14,390,164, respectively) ........             --      10,619,603
   Variation margin payable .................................................             --         100,800
   Payable for investments purchased ........................................             --         791,801
   Payable for Fund shares redeemed .........................................         33,370       2,454,139
   Dividends payable on securities sold short ...............................             --           9,710
   Payable to custodian .....................................................         37,998          88,903
   Payable to brokers .......................................................             --       4,764,372
   Payable for investment advisory fees .....................................          4,333          63,774
   Payable for distribution fees ............................................            218          26,723
   Payable for directors fees ...............................................            994          10,903
   Payable for custodian fees ...............................................          1,023           3,346
   Payable for legal and audit fees .........................................         14,013          33,765
   Payable for shareholder communications expenses ..........................          7,552          20,175
   Payable for shareholder services fees ....................................          9,135          40,813
   Other accrued expenses ...................................................            853             762
                                                                                ------------    ------------
   TOTAL LIABILITIES ........................................................        109,489      19,029,589
                                                                                ------------    ------------
   NET ASSETS applicable to 1,954,716 and 24,147,775 shares outstanding,
      respectively ..........................................................   $  5,651,666    $ 75,158,318
                                                                                ============    ============
NET ASSETS CONSIST OF:
   Paid-in capital, each class at $0.001 par value ..........................   $ 24,019,529    $134,137,867
   Accumulated net investment loss ..........................................        (62,996)       (228,718)
   Accumulated net realized loss on investments, securities sold short, and
      futures transactions ..................................................    (19,149,292)    (70,533,715)
   Net unrealized appreciation on investments ...............................        844,425       8,037,923
   Net unrealized appreciation on securities sold short .....................             --       3,770,561
   Net unrealized depreciation on futures ...................................             --         (25,600)
                                                                                ------------    ------------
   NET ASSETS ...............................................................   $  5,651,666    $ 75,158,318
                                                                                ============    ============
SHARES OF CAPITAL STOCK:
   CLASS O:
   Net Asset Value and redemption price per share ($4,929,740 / 1,711,553
      shares outstanding with 150,000,000 shares authorized) ................   $       2.88
                                                                                ============
   CLASS A:
   Net Asset Value and redemption price per share ($676,731 / 227,978 shares outstanding with 150,000,000 shares authorized and $60,406,517
      / 19,127,456 shares outstanding with 125,000,000 shares authorized,
      respectively) .........................................................   $       2.97    $       3.16
                                                                                ============    ============
   Maximum offering price per share (NAV / .9425 based on maximum sales
      charge of 5.75% of the offering price) ................................   $       3.15    $       3.35
                                                                                ============    ============
   CLASS B:
   Net Asset Value and offering price per share ($1,069,201 / 346,866 shares
      outstanding with 125,000,000 shares authorized) .......................                   $       3.08(a)
                                                                                                ============
   CLASS C:
   Net Asset Value and offering price per share ($45,195 / 15,185 shares outstanding with 200,000,000 shares authorized and $13,628,803/
      4,656,485 shares outstanding with 125,000,000 shares authorized,
      respectively) .........................................................   $       2.98(a) $       2.93(a)
                                                                                ============    ============
   CLASS R:
   Net Asset Value, offering, and redemption price per share ($53,797 /
      16,968 shares outstanding with 125,000,000 shares authorized) .........                   $       3.17
                                                                                                ============

----------
(a)  Redemption price varies based on the length of time held.

                 See accompanying notes to financial statements.

COMSTOCK FUNDS, INC.
STATEMENTS OF OPERATIONS -- FOR THE SIX MONTHS ENDED OCTOBER 31, 2008
(UNAUDITED)

                                                                               STRATEGY    CAPITAL VALUE
                                                                                 FUND           FUND
                                                                              ----------   -------------
INVESTMENT INCOME:
   Interest ...............................................................   $   29,503    $   350,675
                                                                              ----------    -----------
   TOTAL INVESTMENT INCOME ................................................       29,503        350,675
                                                                              ----------    -----------
EXPENSES:
   Investment advisory fees ...............................................       21,044        236,314
   Distribution fees - Class A ............................................        1,016         42,721
   Distribution fees - Class B ............................................           --          4,908
   Distribution fees - Class C ............................................          287         60,382
   Dividend expense on securities sold short ..............................           --        101,429
   Custodian fees .........................................................        1,238          5,126
   Directors' fees ........................................................        2,446         22,488
   Interest expense .......................................................          375          1,682
   Legal and audit fees ...................................................       11,956         39,389
   Registration expenses ..................................................       17,977         17,295
   Shareholder communications expenses ....................................        6,386         21,944
   Shareholder services fees ..............................................       12,263         51,762
   Miscellaneous expenses .................................................        4,377          6,684
                                                                              ----------    -----------
   TOTAL EXPENSES .........................................................       79,365        612,124
   Less: Custodian fee credits ............................................          (18)            --
                                                                              ----------    -----------
   NET EXPENSES ...........................................................       79,347        612,124
                                                                              ----------    -----------
   NET INVESTMENT LOSS ....................................................      (49,844)      (261,449)
                                                                              ----------    -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS, SECURITIES SOLD SHORT, AND
   FUTURES TRANSACTIONS:
   Net realized gain on investments .......................................      535,044      1,115,376
   Net realized gain on securities sold short .............................           --      2,346,623
   Net realized gain on futures transactions ..............................           --      5,123,650
                                                                              ----------    -----------
   Net realized gain on investments, securities sold short, and futures
      transactions ........................................................      535,044      8,585,649
                                                                              ----------    -----------
   Net change in unrealized appreciation/(depreciation) on investments ....    1,126,751      9,172,383
   Net change in unrealized appreciation/(depreciation) on securities sold
      short ...............................................................           --        136,874
   Net change in unrealized appreciation/(depreciation) on futures
      transactions ........................................................           --      1,305,025
                                                                              ----------    -----------
   Net change in unrealized appreciation/(depreciation) on investments,
      securities sold short, and futures transactions .....................    1,126,751     10,614,282
                                                                              ----------    -----------
   NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS, SECURITIES SOLD SHORT,
      AND FUTURES TRANSACTIONS ............................................    1,661,795     19,199,931
                                                                              ----------    -----------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...................   $1,611,951    $18,938,482
                                                                              ==========    ===========

                See accompanying notes to financial statements.

COMSTOCK FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS

                                                                      STRATEGY FUND                     CAPITAL VALUE FUND
                                                            ---------------------------------   ---------------------------------
                                                            SIX MONTHS ENDED                    SIX MONTHS ENDED
                                                            OCTOBER 31, 2008     YEAR ENDED     OCTOBER 31, 2008     YEAR ENDED
                                                               (UNAUDITED)     APRIL 30, 2008      (UNAUDITED)     APRIL 30, 2008
                                                            ----------------   --------------   ----------------   --------------
OPERATIONS:
   Net investment income/(loss) .........................     $   (49,844)      $    88,285      $   (261,449)     $    772,042
   Net realized gain/(loss) on investments,
      securities sold short, and futures transactions ...         535,044          (590,924)        8,585,649        (1,075,051)
   Net change in unrealized appreciation/(depreciation)
      on investments, securities sold short, and futures
         transactions ...................................       1,126,751           (97,966)       10,614,282         1,919,076
                                                              -----------       -----------      ------------      ------------
   NET INCREASE/(DECREASE) IN NET ASSETS
      RESULTING FROM OPERATIONS .........................       1,611,951          (600,605)       18,938,482         1,616,067
                                                              -----------       -----------      ------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income:
      Class O ...........................................              --           (77,798)               --                --
      Class A ...........................................              --           (14,815)               --          (784,903)
      Class B ...........................................              --                --                --           (21,765)
      Class C ...........................................              --            (2,380)               --          (210,958)
      Class R ...........................................              --                --                --              (556)
                                                              -----------       -----------      ------------      ------------
                                                                       --           (94,993)               --        (1,018,182)
                                                              -----------       -----------      ------------      ------------
   Return of capital:
      Class O ...........................................              --           (37,502)               --                --
      Class A ...........................................              --            (7,141)               --                --
      Class C ...........................................              --            (1,148)               --                --
                                                              -----------       -----------      ------------      ------------
                                                                       --           (45,791)               --                --
                                                              -----------       -----------      ------------      ------------
   TOTAL DISTRIBUTIONS TO SHAREHOLDERS ..................              --          (140,784)               --        (1,018,182)
                                                              -----------       -----------      ------------      ------------
CAPITAL STOCK TRANSACTIONS:
   Proceeds from shares sold:
      Class A ...........................................         145,767           331,424        40,122,858         6,623,452
      Class B ...........................................              --                --            42,234               487
      Class C ...........................................          59,193           191,777         4,869,207         5,699,038
      Class R ...........................................              --                --            31,082            18,355
                                                              -----------       -----------      ------------      ------------
                                                                  204,960           523,201        45,065,381        12,341,332
                                                              -----------       -----------      ------------      ------------
   Proceeds from reinvestment of distributions:
      Class O ...........................................              --            77,475                --                --
      Class A ...........................................              --            13,705                --           482,907
      Class B ...........................................              --                --                --            19,924
      Class C ...........................................              --               539                --            98,904
      Class R ...........................................              --                --                --               556
                                                              -----------       -----------      ------------      ------------
                                                                       --            91,719                --           602,291
                                                              -----------       -----------      ------------      ------------
   Cost of shares redeemed:
      Class O ...........................................        (309,096)         (706,471)               --                --
      Class A ...........................................        (611,215)         (327,355)      (22,560,182)       (7,337,616)
      Class B ...........................................              --                --          (266,450)         (650,876)
      Class C ...........................................         (96,045)         (338,131)       (7,710,804)       (4,881,952)
      Class R ...........................................              --                --           (12,049)           (4,977)
                                                              -----------       -----------      ------------      ------------
                                                               (1,016,356)       (1,371,957)      (30,549,485)      (12,875,421)
                                                              -----------       -----------      ------------      ------------
   NET INCREASE/(DECREASE) IN NET ASSETS FROM CAPITAL
      STOCK TRANSACTIONS ................................        (811,396)         (757,037)       14,515,896            68,202
                                                              -----------       -----------      ------------      ------------
   REDEMPTION FEES ......................................              --                --             1,731               806
                                                              -----------       -----------      ------------      ------------
   NET INCREASE/(DECREASE) IN NET ASSETS ................         800,555        (1,498,426)       33,456,109           666,893
NET ASSETS:
   Beginning of period ..................................       4,851,111         6,349,537        41,702,209        41,035,316
                                                              -----------       -----------      ------------      ------------
   End of period ........................................     $ 5,651,666       $ 4,851,111      $ 75,158,318      $ 41,702,209
                                                              ===========       ===========      ============      ============
   Undistributed net investment income ..................              --                --                --      $     32,731
                                                              ===========       ===========      ============      ============

                See accompanying notes to financial statements.

COMSTOCK FUNDS, INC.
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout each period:


                           INCOME FROM INVESTMENT OPERATIONS                  DISTRIBUTIONS
                       ----------------------------------------   ------------------------------------
                                        Net
           Net Asset      Net        Realized and       Total
 Period      Value,    Investment    Unrealized         from          Net      Return
  Ended    Beginning     Income     Gain (Loss) on   Investment   Investment     of          Total
April 30   of Period    (Loss)(a)    Investments     Operations     Income     Capital   Distributions
--------   ---------   ----------   --------------   ----------   ----------   -------   -------------
STRATEGY FUND
CLASS O
   2009(c)   $2.11      $(0.02)        $ 0.79          $ 0.77           --         --            --
   2008       2.41        0.04          (0.28)          (0.24)      $(0.04)    $(0.02)       $(0.06)
   2007       2.68        0.07          (0.27)          (0.20)       (0.07)        --         (0.07)
   2006       3.24        0.06          (0.56)          (0.50)       (0.06)        --         (0.06)
   2005       3.71        0.04          (0.40)          (0.36)       (0.08)     (0.03)        (0.11)
   2004       4.35        0.04          (0.55)          (0.51)       (0.13)        --         (0.13)
CLASS A
   2009(c)   $2.18      $(0.03)        $ 0.82          $ 0.79           --         --            --
   2008       2.48        0.03          (0.28)          (0.25)      $(0.03)    $(0.02)       $(0.05)
   2007       2.76        0.06          (0.27)          (0.21)       (0.07)        --         (0.07)
   2006       3.33        0.06          (0.58)          (0.52)       (0.05)        --         (0.05)
   2005       3.79        0.03          (0.40)          (0.37)       (0.06)     (0.03)        (0.09)
   2004       4.42        0.03          (0.58)          (0.55)       (0.08)        --         (0.08)
CLASS C
   2009(c)   $2.19      $(0.03)        $ 0.82          $ 0.79           --         --            --
   2008       2.51        0.02          (0.29)          (0.27)      $(0.03)    $(0.02)       $(0.05)
   2007       2.80        0.04          (0.28)          (0.24)       (0.05)        --         (0.05)
   2006       3.36        0.04          (0.58)          (0.54)       (0.02)        --         (0.02)
   2005       3.83        0.00(e)       (0.41)          (0.41)       (0.04)     (0.02)        (0.06)
   2004       4.46        0.00(e)       (0.58)          (0.58)       (0.05)        --         (0.05)

                                                           RATIOS TO AVERAGE NET ASSETS/
                                                                 SUPPLEMENTAL DATA
                                                 -------------------------------------------------

                        Net Asset                Net Assets       Net
 Period                   Value,                   End of     Investment                 Portfolio
  Ended    Redemption     End of       Total       Period       Income      Operating     Turnover
April 30     Fees(a)      Period      Return+    (in 000's)     (Loss)     Expenses(b)     Rate++
--------   ----------   ---------   ----------   ----------   ----------   -----------   ---------
STRATEGY FUND
CLASS O
   2009(c)     --         $2.88      36.49%        $ 4,930     (1.99)%(d)    3.19%(d)       11%
   2008        --          2.11     (10.13)          3,890      1.61         2.43            6
   2007        --          2.41      (7.44)          5,093      2.58         2.91            0
   2006        --          2.68     (15.46)          7,566      2.19         2.38           30
   2005     $0.00(e)       3.24      (9.77)         10,961      1.09         1.94            1
   2004        --          3.71     (11.85)(f)      14,008      1.04         2.09           58
CLASS A
   2009(c)     --         $2.97      36.24%        $   677     (2.22)%(d)    3.43%(d)       11%
   2008        --          2.18     (10.15)            893      1.24         2.68            6
   2007        --          2.48      (7.81)          1,015      2.32         3.16            0
   2006        --          2.76     (15.69)          1,593      1.91         2.63           30
   2005     $0.00(e)       3.33      (9.74)          2,551      0.79         2.19            1
   2004        --          3.79     (12.52)(f)       4,553      0.74         2.34           58
CLASS C
   2009(c)     --         $2.98      36.07%        $    45     (2.98)%(d)    4.21%(d)       11%
   2008        --          2.19     (10.87)             68      0.78         3.44            6
   2007        --          2.51      (8.67)            242      1.56         3.91            0
   2006        --          2.80     (15.97)            530      1.29         3.38           30
   2005     $0.00(e)       3.36     (10.66)            431      0.09         2.95            1
   2004        --          3.83     (13.12)(f)         486      0.02         3.08           58

----------
+ Total investment returns exclude the effects of sales loads and assume reinvestment of distributions. Total return for a period of less than one year is not annualized.

++ Effective in 2008, a change in accounting policy was adopted with regard to the calculation of the portfolio turnover rate to include cash due to mergers. Had this policy been adopted retroactively, the portfolio turnover rate for the fiscal years ended 2007, 2006, 2005, and 2004 would have been as shown.

(a) Per share amounts have been calculated using the average shares outstanding method.

(b) The Fund incurred interest expense during the six months ended October 31, 2008 and the fiscal years ended April 30, 2008, 2007, and 2006. If interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 3.18%, 2.41%, 2.85%, and 2.37% (Class O), 3.42%,
     2.65%, 3.10%, and 2.62% (Class A), and 4.20%, 3.42%, 3.85%, and 3.37%
     (Class C), respectively.

(c)  For the six months ended October 31, 2008, unaudited.

(d)  Annualized.

(e)  Amount represents less than $0.005 per share.

(f) Total return excluding the effect of the reimbursements of investment losses from the Fund's Adviser and other service providers of $583,634 for the fiscal year ended April 30, 2004 was (13.75)%, (14.13)%, and (14.93)%
     for Class O, A, and C Shares, respectively.

                 See accompanying notes to financial statements.

COMSTOCK FUNDS, INC.
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout each period:


                           INCOME FROM INVESTMENT OPERATIONS             DISTRIBUTIONS
                       ----------------------------------------   --------------------------
                                          Net
           Net Asset       Net       Realized and       Total
 Period      Value,    Investment     Unrealized        from          Net
  Ended    Beginning     Income     Gain (Loss) on   Investment   Investment       Total
April 30   of Period    (Loss)(a)     Investments    Operations     Income     Distributions
--------   ---------   ----------   --------------   ----------   ----------   -------------
CAPITAL VALUE FUND
CLASS A
   2009(c)   $2.18      $(0.01)         $ 0.99         $ 0.98           --            --
   2008       2.12        0.05            0.07           0.12       $(0.06)       $(0.06)
   2007       2.33        0.09           (0.22)         (0.13)       (0.08)        (0.08)
   2006       2.91        0.05           (0.58)         (0.53)       (0.05)        (0.05)
   2005       3.29        0.00(d)        (0.38)         (0.38)          --            --
   2004       4.25       (0.02)          (0.94)         (0.96)          --            --
CLASS B
   2009(c)   $2.13      $(0.02)         $ 0.97         $ 0.95           --            --
   2008       2.08        0.03            0.06           0.09       $(0.04)       $(0.04)
   2007       2.27        0.07           (0.20)         (0.13)       (0.06)        (0.06)
   2006       2.84        0.03           (0.57)         (0.54)       (0.03)        (0.03)
   2005       3.24       (0.02)          (0.38)         (0.40)          --            --
   2004       4.22       (0.05)          (0.93)         (0.98)          --            --
CLASS C
   2009(c)   $2.02      $(0.02)         $ 0.93         $ 0.91           --            --
   2008       1.98        0.03            0.05           0.08       $(0.04)       $(0.04)
   2007       2.18        0.06           (0.19)         (0.13)       (0.07)        (0.07)
   2006       2.72        0.03           (0.54)         (0.51)       (0.03)        (0.03)
   2005       3.10       (0.02)          (0.36)         (0.38)          --            --
   2004       4.04       (0.05)          (0.89)         (0.94)          --            --
CLASS R
   2009(c)   $2.18      $(0.01)         $ 1.00         $ 0.99           --            --
   2008       2.12        0.05            0.08           0.13       $(0.07)       $(0.07)
   2007       2.33        0.09           (0.21)         (0.12)       (0.09)        (0.09)
   2006       2.90        0.06           (0.58)         (0.52)       (0.05)        (0.05)
   2005       3.28        0.01           (0.39)         (0.38)          --            --
   2004       4.23       (0.01)          (0.94)         (0.95)          --            --

                                                                RATIOS TO AVERAGE NET ASSETS/
                                                                      SUPPLEMENTAL DATA
                                              -----------------------------------------------------------------

                        Net Asset             Net Assets                                  Dividend
 Period                   Value,                End of          Net                      Expense on   Portfolio
  Ended    Redemption     End of     Total      Period       Investment     Operating    Securities    Turnover
April 30     Fees(a)      Period    Return+   (in 000's)   Income (Loss)   Expenses(b)   Sold Short     Rate++
--------   ----------   ---------   -------   ----------   -------------   -----------   ----------   ---------
CAPITAL VALUE FUND
CLASS A
   2009(c)  $0.00(d)      $3.16      44.95%     $60,406      (0.94)%(e)     2.43%(e)(f)    0.43%(e)      26%
   2008      0.00(d)       2.18       5.73       29,169       2.12          2.24(f)        0.24           0
   2007      0.00(d)       2.12      (5.49)      28,841       3.73          1.92           0.13           0
   2006      0.00(d)       2.33     (18.35)      32,873       2.08          2.20           0.25           0
   2005      0.00(d)       2.91     (11.55)      54,025       0.08          1.81           0.25           0
   2004        --          3.29     (22.59)      75,628      (0.64)         1.97           0.17          66
CLASS B
   2009(c)  $0.00(d)      $3.08      44.60%     $ 1,069      (1.59)%(e)     3.17%(e)(f)    0.46%(e)      26%
   2008      0.00(d)       2.13       4.36          926       1.48          2.99(f)        0.24           0
   2007      0.00(d)       2.08      (5.79)       1,518       2.96          2.67           0.14           0
   2006      0.00(d)       2.27     (19.02)       2,371       1.28          2.96           0.25           0
   2005      0.00(d)       2.84     (12.35)       5,397      (0.69)         2.56           0.25           0
   2004        --          3.24     (23.22)       9,381      (1.32)         2.67           0.17          66
CLASS C
   2009(c)  $0.00(d)      $2.93      45.05%     $13,629      (1.61)%(e)     3.17%(e)(f)    0.45%(e)      26%
   2008      0.00(d)       2.02       4.32       11,587       1.32          2.99(f)        0.24           0
   2007      0.00(d)       1.98      (6.00)      10,671       3.01          2.67           0.13           0
   2006      0.00(d)       2.18     (18.74)       7,737       1.32          2.95           0.25           0
   2005      0.00(d)       2.72     (12.26)      13,497      (0.67)         2.56           0.25           0
   2004        --          3.10     (23.27)      19,171      (1.38)         2.71           0.17          66
CLASS R
   2009(c)  $0.00(d)      $3.17      45.41%     $    54      (0.73)%(e)     2.18%(e)(f)    0.40%(e)      26%
   2008      0.00(d)       2.18       6.00           20       2.09          1.99(f)        0.26           0
   2007      0.00(d)       2.12      (5.24)           5       3.89          1.64           0.16           0
   2006      0.00(d)       2.33     (17.90)          25       2.31          1.95           0.25           0
   2005      0.00(d)       2.90     (11.59)          51       0.31          1.58           0.25           0
   2004        --          3.28     (22.46)          74      (0.29)         1.66           0.17          66

----------
+ Total investment returns exclude the effects of sales loads and assume reinvestment of distributions. Total return for a period of less than one year is not annualized.

++ Effective in 2008, a change in accounting policy was adopted with regard to the calculation of the portfolio turnover rate to include cash due to mergers. Had this policy been adopted retroactively, the portfolio turnover rate for the fiscal years ended 2007, 2006, 2005, and 2004 would have been as shown.

(a) Per share amounts have been calculated using the average shares outstanding method.

(b) For the fiscal years ended April 30, 2008, 2007, and 2006, the effect of the custodian fee credits was minimal.

(c)  For the six months ended October 31, 2008, unaudited.

(d) Amount represents less than $0.005 per share.

(e)  Annualized.

(f) The Fund incurred interest expense during the six months ended October 31, 2008 and the fiscal year ended April 30, 2008. If interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 2.42% and 2.23% (Class A), 3.16% and 2.98% (Class B), 3.16% and
     2.98% (Class C), and 2.18% and 1.98% (Class R), respectively.

                 See accompanying notes to financial statements.

COMSTOCK FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION. Comstock Funds, Inc. (the "Company"), formerly known as Comstock Partners Funds, Inc., is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company offering shares in two separate portfolios: Comstock Strategy Fund (the "Strategy Fund") and Comstock Capital Value Fund (the "Capital Value Fund") (each a "Fund" and collectively the "Funds"). The Company accounts separately for the assets, liabilities, and operations of each Fund. The Strategy Fund is a non-diversified portfolio with an investment objective to maximize total return over the long-term investment horizon by investing primarily in a portfolio of debt securities. The Capital Value Fund is a diversified portfolio with an investment objective to maximize total return, consisting of capital appreciation and current income.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with United States ("U.S.") generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of an other information that could be indicative of the value of the security.

COMSTOCK FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

On April 1, 2008, the Funds adopted Statement of Financial Accounting Standard No. 157, "Fair Value Measurements" ("SFAS 157") that clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:

     -    Level 1 - quoted prices in active markets for identical securities;

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

     - Level 3 - significant unobservable inputs (including the Funds' determinations as to the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used to value the Funds' net assets as of October 31, 2008 is as follows:

                                                STRATEGY FUND           CAPITAL VALUE FUND
                                                -------------    ----------------------------------------
                                                INVESTMENTS IN   INVESTMENTS IN       OTHER FINANCIAL
                                                  SECURITIES       SECURITIES     INSTRUMENTS (UNREALIZED
VALUATION INPUTS                                (MARKET VALUE)   (MARKET VALUE)        DEPRECIATION)*
----------------                                --------------   --------------   -----------------------
Level 1 - Quoted Prices                           $   50,240      $(9,475,183)           $(25,600)
Level 2 - Other Significant Observable Inputs      5,629,473       75,012,404                  --
                                                  ----------      -----------            --------
TOTAL                                             $5,679,713      $65,537,221            $(25,600)
                                                  ==========      ===========            ========

----------
* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, and swaps, which are valued at the unrealized appreciation/depreciation on the investment.

In March 2008, The Financial Accounting Standards Board (the "FASB") issued Statement of Financial Accounting Standard No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161") that is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. Management is currently evaluating the implications of SFAS 161 on the Funds' financial statement disclosures.

REPURCHASE AGREEMENTS. The Funds may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Funds take possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Funds to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Funds' holding period. The Funds will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Funds in each agreement. The Funds will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the

COMSTOCK FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. At October 31, 2008, there were no open repurchase agreements.

OPTIONS. The Funds may purchase or write call or put options on securities or indices. As a writer of put options, the Funds receive a premium at the outset and then bear the risk of unfavorable changes in the price of the financial instrument underlying the option. The Funds would incur a loss if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. The Funds would realize a gain, to the extent of the premium, if the price of the financial instrument increases between those dates. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security.

As a purchaser of put options, the Funds pay a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Funds would realize a gain upon sale or exercise. If the price of the underlying security increases or stays the same, the Funds would realize a loss upon sale or at expiration date, but only to the extent of the premium paid.

In the case of call options, these exercise prices are referred to as "in-the-money," "at-the-money," and "out-of-the-money," respectively. The Funds may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain stable or decline moderately during the option period, (b) covered at-the-money call options when the Adviser expects that the price of the underlying security will remain stable or advance moderately during the option period, and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option will be greater than the appreciation in the price of the underlying security above the exercise price. By writing a call option, the Funds limit their opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. Out-of-the-money, at-the-money, and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions. The Strategy Fund may sell put options on certain indices in order to hedge various market risks.

FUTURES CONTRACTS. The Funds may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Funds are required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Funds each day, depending on the daily fluctuations in the value of the contract, which are included in unrealized appreciation/depreciation on futures. The Funds recognize a realized gain or loss when the contract is closed.

There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Open futures contracts at October 31, 2008, are reflected within the Schedule of Investments.

COMSTOCK FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

SECURITIES SOLD SHORT. The Capital Value Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. Securities sold short at October 31, 2008 are reflected within the Schedule of Investments.

FORWARD FOREIGN EXCHANGE CONTRACTS. The Funds may engage in forward foreign exchange contracts for hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value would be included in unrealized appreciation/depreciation on foreign currency translations. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Funds' portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At October 31, 2008, there were no open forward foreign exchange contracts.

FOREIGN CURRENCY TRANSLATIONS. The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities would be included in unrealized appreciation/depreciation on foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/loss on investments.

FOREIGN SECURITIES. The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

COMSTOCK FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

FOREIGN TAXES. The Funds may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Funds are informed of the dividend.

DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund's average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the net asset value ("NAV") per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

CUSTODIAN FEE CREDITS AND INTEREST EXPENSE. When cash balances are maintained in a Fund's custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statements of Operations with the corresponding expense offset, if any, shown as "custodian fee credits." When cash balances are overdrawn, the Fund is charged an overdraft fee equal to the current federal funds rate plus 0.50% of the overdrawn amount. This amount, if any, would be shown as "interest expense" in the Statements of Operations.

DISTRIBUTIONS TO SHAREHOLDERS. Income distributions to shareholders, if any, are made quarterly for the Strategy Fund and annually for the Capital Value Fund. Distributions from realized gains, if any, will be made annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences, and differing characterizations of distributions made by the Funds. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Funds.

The tax character of distributions paid during the fiscal year ended April 30, 2008 was as follows:

                                STRATEGY FUND    CAPITAL VALUE FUND
                                -------------    ------------------
                                  YEAR ENDED         YEAR ENDED
                                APRIL 30, 2008     APRIL 30, 2008
                                --------------   ------------------
Ordinary Income..............      $ 94,993          $1,018,182
Return of Capital............        45,791                  --
                                   --------          ----------
Total distributions paid.....      $140,784          $1,018,182
                                   ========          ==========

COMSTOCK FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

PROVISION FOR INCOME TAXES. The Funds intend to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Funds to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of their net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost of investments, proceeds of short sales, futures transactions, and the related unrealized appreciation/depreciation for each Fund at October 31, 2008:

                                                GROSS           GROSS      NET UNREALIZED
                                 COST         UNREALIZED     UNREALIZED     APPRECIATION
                              (PROCEEDS)     APPRECIATION   DEPRECIATION   (DEPRECIATION)
                             -------------   ------------   ------------   --------------
Strategy Fund.............   $  4,835,288     $  844,737     $    (312)      $  844,425
Capital Value Fund
   Investments............     68,118,901      8,039,355        (1,432)       8,037,923
   Short sales............    (14,390,164)     4,204,685      (434,124)       3,770,561
   Futures contracts......             --             --       (25,600)         (25,600)

The following summarizes capital loss carryforwards and expiration dates for each Fund at April 30, 2008:

EXPIRING IN FISCAL YEAR   STRATEGY FUND   CAPITAL VALUE FUND
-----------------------   -------------   ------------------
        2009               $ 5,026,316        $   409,704
        2012                        --         15,241,825
        2013                11,097,388         40,898,340
        2014                 1,655,953         13,004,169
        2015                 1,276,858          7,109,158
        2016                   651,656          4,484,299
                           -----------        -----------
                           $19,708,171        $81,147,495
                           ===========        ===========

These capital loss carryforwards are available to reduce future required distributions of net capital gains to shareholders. For the fiscal year ended April 30, 2008, the Strategy Fund and the Capital Value Fund had capital loss carryforward expirations of $15,186,640 and $36,909,064, respectively.

The Funds have adopted FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48") that provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the "more-likely-than-not" threshold are recorded as a tax benefit or expense in the current year. In accordance with FIN 48, management has analyzed the Fund's tax positions taken on the federal and state income tax returns for all open tax years (the current and prior three tax years) and has concluded that no provision for income tax is required in the Funds' financial statements. Management's determination regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, an on-going analysis of tax laws, regulations and interpretations thereof.

COMSTOCK FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

3. INVESTMENT ADVISORY AGREEMENTS AND OTHER TRANSACTIONS. Gabelli Funds, LLC serves as the Adviser and Administrator for both Funds. As compensation for services and related expenses, the Strategy Fund and Capital Value Fund pay the Adviser an annual fee of 0.85% and 1.00%, respectively, of the Funds' average daily net assets, computed daily and payable monthly. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for each Fund's portfolio, oversees the administration of all aspects of each Fund's business and affairs, and pays the compensation of all Officers and Directors of the Company who are affiliated persons of the Adviser.

The Company pays each Director who is not considered to be an affiliated person, an annual retainer of $5,000 plus $1,000 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the Chairman of the Audit Committee and the Lead Director each receives an annual fee of $1,000. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Funds.

4. DISTRIBUTION PLAN. The Company's Board has adopted a distribution plan (the "Plan") for each class of shares (other than Class O and Class R) pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, serves as distributor of the Funds. Under the Class A, Class B, and Class C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the six months ended October 31, 2008, other than short-term securities and U.S. Government obligations, are as follows:

                          PURCHASES      SALES
                         ----------   ----------
Strategy Fund.........   $   95,076   $  176,872
Capital Value Fund....    1,534,778    2,159,662

Purchases and proceeds from the sales of U.S. Government obligations for the six months ended October 31, 2008, other than short-term obligations are as follows:

                          PURCHASES    SALES
                         -----------   -----
Strategy Fund.........   $ 3,388,155     --
Capital Value Fund....    20,608,097     --

6. TRANSACTIONS WITH AFFILIATES. During the six months ended October 31, 2008, Strategy Fund and Capital Value Fund paid brokerage commissions on securities trades of $200 and $1,440, respectively. Additionally, Gabelli & Company informed the Funds that it retained $32,096 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Funds' NAV per share is a Fund expense pursuant to the Advisory Agreement between the Funds and the Adviser. During the six months ended October 31, 2008, the Capital Value Fund has a liability of $3,750 to the Adviser in connection with the cost of computing the Capital Value Fund's NAV. The Adviser did not seek a reimbursement during the six months ended October 31, 2008 for the Strategy Fund.

COMSTOCK FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

7. CAPITAL STOCK TRANSACTIONS. The Strategy Fund offers Class A and Class C Shares. Class O Shares are no longer offered for sale, except for reinvestment of distributions. The Capital Value Fund offers Class A, Class B, Class C, and Class R Shares. Class B Shares are not currently available for new purchases other than exchanges from Class B Shares of other Gabelli/GAMCO Funds.

Each Class O, Class A, and Class C Share of the Strategy Fund and each Class A, Class B, Class C, and Class R Share of the Capital Value Fund represents an interest in the Strategy Fund or the Capital Value Fund, as the case may be, in proportion to its NAV, and has identical rights except that Class A, Class B, and Class C Shares of the Funds bear fees and expenses on an ongoing basis pursuant to the Funds' Class A, Class B, and Class C Service and Distribution Plans, respectively. In addition, only the holders of Class A, Class B, and Class C Shares have voting rights with respect to matters pertaining to the Class A, Class B, and Class C Service and Distribution Plans, respectively. Class A Shares of each Fund are subject to a maximum front-end sales charge of 5.75% imposed at the time of purchase and in certain cases, contingent deferred sales charges ("CDSC"). Class B Shares are subject to a CDSC upon redemption within six years of purchase and automatically convert to Class A Shares approximately six years after the original purchase. The applicable CDSC is equal to a declining percentage of the lesser of the NAV per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1.00% CDSC for one year after purchase. Class R Shares are available only to certain institutional investors and certain benefit or retirement plans.

The Funds impose a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Funds. The redemption fees retained by the Funds for the six months ended October 31, 2008 amounted to $0 and $1,731 and during the fiscal year ended April 30, 2008 amounted to $0 and $806 for the Strategy Fund and the Capital Value Fund, respectively.

The redemption fee does not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of distributions, (ii) the redemption was initiated by the Fund, (iii) the shares were purchased through programs that collect the redemption fee at the program level and remit them to the Fund, or (iv) the shares were purchased through programs that the Adviser determines to have appropriate anti-short-term trading policies in place or as to which the Adviser has received assurances that look-through redemption fee procedures or effective anti-short-term trading policies and procedures are in place.

COMSTOCK FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

Transactions in shares of capital stock were as follows:

                                                                STRATEGY FUND                   CAPITAL VALUE FUND
                                                     ---------------------------------   ---------------------------------
                                                     SIX MONTHS ENDED                    SIX MONTHS ENDED
                                                     OCTOBER 31, 2008     YEAR ENDED     OCTOBER 31, 2008     YEAR ENDED
                                                        (UNAUDITED)     APRIL 30, 2008     (UNAUDITED)      APRIL 30, 2008
                                                     ----------------   --------------   ----------------   --------------
CLASS O:
Shares issued upon reinvestment of distributions..              --          34,759
Shares redeemed...................................        (133,054)       (304,050)
                                                          --------        --------
   Net decrease in Class O Shares.................        (133,054)       (269,291)
                                                          ========        ========
CLASS A:
Shares sold.......................................          66,307         134,184          13,549,452         2,951,565
Shares issued upon reinvestment of distributions..              --           5,910                  --           226,717
Shares redeemed...................................        (248,658)       (138,797)         (7,826,250)       (3,356,528)
                                                          --------        --------          ----------        ----------
   Net increase/(decrease) in Class A Shares......        (182,351)          1,297           5,723,202          (178,246)
                                                          ========        ========          ==========        ==========
CLASS B:
Shares sold.......................................                                              15,462               233
Shares issued upon reinvestment of distributions..                                                  --             9,533
Shares redeemed...................................                                            (102,604)         (306,006)
                                                                                            ----------        ----------
   Net decrease in Class B Shares.................                                             (87,142)         (296,240)
                                                                                            ==========        ==========
CLASS C:
Shares sold.......................................          20,130          74,138           1,903,934         2,687,610
Shares issued upon reinvestment of distributions..              --             227                  --            49,701
Shares redeemed...................................         (36,140)       (139,461)         (2,972,827)       (2,410,631)
                                                          --------        --------          ----------        ----------
   Net increase/(decrease) in Class C Shares......         (16,010)        (65,096)         (1,068,893)          326,680
                                                          ========        ========          ==========        ==========
CLASS R:
Shares sold.......................................                                              11,375             8,586
Shares issued upon reinvestment of distributions..                                                  --               261
Shares redeemed...................................                                              (3,685)           (2,117)
                                                                                            ----------        ----------
   Net increase in Class R Shares.................                                               7,690             6,730
                                                                                            ==========        ==========

8. INDEMNIFICATIONS. The Funds enter in to contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

9. OTHER MATTERS. On April 24, 2008, the Adviser entered into an administrative settlement with the SEC to resolve the SEC's inquiry regarding prior frequent trading activity in shares of the GAMCO Global Growth Fund, the "Global Growth Fund") by one investor who was banned from the Global Growth Fund in August 2002. In the settlement, the SEC found that the Adviser had violated Section 206(2) of the Investment Advisers Act, Section 17(d) of the 1940 Act and Rule 17d-1 thereunder, and had aided and abetted and caused violations of Section 12(d)(1)(B)(i) of the 1940 Act. Under the terms of the settlement, the Adviser, while neither admitting nor denying the SEC's findings and allegations, agreed, among other things, to pay the previously reserved total of $16 million (including a $5 million penalty), of which at least $11 million will be distributed to shareholders of the Global Growth Fund in accordance with a plan to be developed by an independent distribution consultant and approved by the independent directors of the Global Growth Fund and the staff of the SEC, and to cease and desist from future violations of the above referenced federal securities laws. The settlement will not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the

COMSTOCK FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

Advisory Agreement. On the same day, the SEC filed a civil action against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer is also an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO fund complex including the Funds. The officer denies the allegations and is continuing in his positions with the Adviser and the funds. The Adviser currently expects that any resolution of the action against the officer will not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement.

In a separate matter, in August 2008, the Adviser, while neither admitting nor denying the SEC's findings and allegations, made an offer to the staff of the SEC to settle a previously disclosed matter concerning compliance with Section 19(a) and Rule 19a-1 of the 1940 Act by two closed-end funds managed by the Adviser. These provisions require registered investment companies to provide written statements to shareholders when a distribution is made in the nature of a dividend from a source other than net investment income. While the two funds sent annual statements and provided other materials containing this information, the funds did not send the notices required by Rule 19a-1 to shareholders with each distribution in 2002 and 2003. The Adviser believes that the funds have been in compliance with Rule 19a-1 since that time. The Adviser believes that the settlement would have no effect on the funds or any material adverse effect on the Adviser or its ability to manage the Funds. This offer of settlement is subject to final agreement regarding the specific language of the SEC's administrative order and other settlement documents and approval by the SEC.

10. SUBSEQUENT EVENTS. On December 8, 2008, the Comstock Capital Value Fund launched Class AAA Shares at an NAV of $3.34 per share.

After careful consideration at a meeting held on August 19, 2008, the Board of the Comstock Strategy Fund ("Strategy Fund") approved the liquidation and dissolution of the Strategy Fund. The Board agreed that liquidating the Strategy Fund is in the best interests of shareholders given the asset level, ongoing transactional and operational costs, and limited marketability. Consequently, the Strategy Fund was liquidated on December 12, 2008 and a liquidating distribution paid out to shareholders of the Strategy Fund as of that date.

                              COMSTOCK FUNDS, INC.

   ANNUAL APPROVAL OF CONTINUANCE OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

     In determining whether to approve the continuance of each of the Agreements, the Board considered the following information at a meeting on May 21, 2008:

     1) THE NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED BY THE ADVISER.

     The Board reviewed in detail the nature and extent of the services provided by the Adviser under the Agreements and the quality of those services over the past year. The Board noted that these services included managing the investment program of the Funds, including the purchase and sale of portfolio securities, as well as the provision of general corporate services. The Board considered that the Adviser also provided, at its expense, office facilities for use by the Funds and supervisory personnel responsible for supervising the performance of administrative, accounting, and related services including, for each Fund, net asset value determinations, yield calculations, and monitoring to assure compliance with stated investment policies and restrictions under the 1940 Act and related securities regulations. The Board noted that, in addition to managing the investment program for the Funds, the Adviser provided certain non-advisory and compliance services, including services under the Funds' Rule 38a-1 compliance program.

     The Board also considered that the Adviser paid for all compensation of officers and Board Members of the Funds that were affiliated with the Adviser and that the Adviser further provided a substantial level of services to shareholders of the Funds who had invested through various programs offered by third party financial intermediaries ("Participating Organizations"). The Board evaluated these factors based on its direct experience with the Adviser and in consultation with Fund Counsel. The Board noted that the Adviser had engaged, at its expense, PNC Global Investment Servicing (U.S.) Inc. (formerly PFPC Inc.) to assist it in performing certain of its administrative functions. The Board concluded that the nature and extent of the services provided was reasonable and appropriate in relation to the advisory fee, that the level of services provided by the Adviser, either directly or through PNC Global Investment Servicing (U.S.) Inc. (formerly PFPC Inc.), had not diminished over the past year, and that the quality of service continued to be high.

     The Board reviewed the personnel responsible for providing services to the Funds and concluded, based on their experience and interaction with the Adviser, that (i) the Adviser was able to retain quality personnel, (ii) the Adviser and its agents exhibited a high level of diligence and attention to detail in carrying out their advisory and administrative responsibilities under the Agreement, (iii) the Adviser was responsive to requests of the Board, (iv) the scope and depth of the Adviser's resources was adequate, and (v) the Adviser had kept the Board apprised of developments relating to each Fund and the industry in general. The Board also focused on the Adviser's reputation and long standing relationship with the Funds. The Board also believed that the Adviser had devoted substantial resources and made substantial commitments to address new regulatory compliance requirements applicable to the Funds.

     2) THE PERFORMANCE OF THE FUNDS, THE ADVISER.

     The Board reviewed the investment performance of each Fund, on an absolute basis, as compared with its Lipper peer group of other SEC registered funds, and against each Fund's broad based securities market benchmarks as reflected in each Fund's prospectus and annual report. The Board also considered rankings and ratings of the Funds issued by Lipper over the short, intermediate, and long term. The Board considered each Fund's one, three, five, and ten year average annual total return for the period ended March 31, 2008. The peer groups considered by the Board were developed by Lipper and were comprised of funds of comparable size within the diversified equity Lipper peer group category for the Comstock Capital Value Fund and the flexible income Lipper peer group category for the Strategy Fund (the "Peer Group"), regardless of asset size or primary channel of distribution. Each Fund's performance against the performance Peer Group (the "Performance Peer Group") was considered by the Board as providing an objective comparative benchmark against which each Fund's performance could be assessed. In general, the Board considered these comparisons helpful in their assessment as to whether the Adviser was obtaining for the Funds' shareholders the total return performance that was available in the marketplace, given each Fund's investment objectives, strategies, limitations, and restrictions. In reviewing the performance of the Comstock Capital Value Fund, the Board noted the poor performance of the Fund as compared with the Performance Peer Group for all relevant periods. However, the Board did note that the recent performance of the Funds, while still below average, had improved from earlier periods. In analyzing this performance, the Board took into consideration the Adviser's investment thesis for the Fund, as stated in its prospectus and in shareholder communications. That investment thesis was predicated on the view that the U.S. equity markets were highly overvalued and that the portfolio managers had therefore positioned to take advantage of a major U.S. equity market decline through a variety of investment techniques including puts and short sales and investments in fixed income securities. The Board noted that this thesis, which might be considered to be contrarian in nature, was the cause of the Fund's relative underperformance over the periods in question because the Performance Peer Group was not limited to funds with a similar investment thesis and because the U.S. equity markets have continued to rise. The Board further considered that a segment of the investing public apparently agreed with this investment thesis as the Fund continues to experience net subscriptions despite its poor performance. The Board noted that the Fund's shorter term performance had improved as the equity markets had declined. The Board considered that should U.S. equity markets continue to decline significantly, the Fund would be positioned to achieve substantial outperformance.

     In reviewing the performance of the Comstock Strategy Fund, the Board noted the poor performance of the Fund as compared with the Performance Peer Group for all relevant periods. The Board noted that the Adviser had undertaken to provide a recommendation as to the future viability of the Fund in the near future.

     In connection with its assessment of the performance of the Adviser, the Board considered the Adviser's financial condition and whether it had the resources necessary to continue to carry out its functions under the Advisory Agreements. The Board concluded that the Adviser had the financial resources necessary to continue to perform its obligations under the Agreements and to continue to provide the high quality services that it has provided to the Funds to date.

     3) THE COST OF THE ADVISORY SERVICES AND THE PROFITS TO THE ADVISER AND ITS AFFILIATES FROM THE RELATIONSHIP WITH THE FUNDS.

     In connection with the Board's consideration of the cost of the advisory services and the profits to the Adviser and its affiliates from the relationship with the Funds, the Board considered a number of factors. First, the Board compared the level of the advisory fee for each Fund against comparative Lipper expense peer groups ("Expense Peer Group"). The Board also considered comparative non-management fee expenses and comparative total fund expenses of the Funds and each Expense Peer Group. The Board considered this information as useful in assessing whether the Adviser was providing services at a cost that was competitive with other similar funds. In assessing this information, the Board considered both the comparative contract rates as well as the level of the advisory fees after waivers and/or reimbursements. The Board noted that each Fund's advisory fee and expense ratio was higher than those of the respective Expense Peer Group for each fund.

     The Board Members also reviewed the fees charged by the Adviser to provide similar advisory services to other registered investment companies with similar investment objectives noting that in some cases the fees charged by the Adviser were higher and in other cases the same or lower, than the fees charged to the Funds.

     The Board also considered an analysis prepared by the Adviser of the estimated profitability to the Adviser of its relationship with the Funds and reviewed with the Adviser its cost allocation methodology in connection with its profitability. In this regard, the Board reviewed Proforma Income Statements of the Adviser for the year ended December 31, 2007. The Board considered one analysis for the Adviser as a whole, and a second analysis for the Adviser with respect to each of the Funds. With respect to the Fund analyses, the Board received an analysis based on each Fund's average net assets during the period as well as a proforma analysis of profitability at higher asset levels. The Board concluded that the profitability of the Funds to the Adviser under either analysis was not excessive.

     4) THE EXTENT TO WHICH ECONOMIES OF SCALE WILL BE REALIZED AS THE FUNDS GROW AND WHETHER FEE LEVELS REFLECT THOSE ECONOMIES OF SCALE.

     With respect to the Board's consideration of economies of scale, the Board discussed whether economies of scale would be realized by the Funds at higher asset levels. The Board also reviewed data from the Expense Peer Group to assess whether the Expense Peer Group funds had advisory fee breakpoints and, if so, at what asset levels. The Board also assessed whether certain of the Adviser's costs would increase if asset levels rise. The Board noted that each Fund had very small asset size and concluded that under foreseeable conditions, they were unable to assess at this time whether economies of scale would be realized if the Funds were to experience significant asset growth. In the event there were to be significant asset growth in the Funds, the Board determined to reassess whether the advisory fee appropriately took into account any economies of scale that had been realized as a result of that growth.

     5) OTHER FACTORS.

     In addition to the above factors, the Board also discussed other benefits received by the Adviser from its management of the Funds. The Board considered that the Adviser did not use soft dollars in connection with its management of the Funds.

     Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that each Fund's advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of each Fund's advisory agreement. The Board based its decision on evaluations of all these factors as a whole and did not consider any one factor as all important or controlling. However, with respect to the Strategy Fund, the Board noted that the Adviser had agreed to submit a proposal to the Board in the near future relating to its future plans for the Fund, including its continued viability.

                     This page is intentionally left blank.

GABELLI/GAMCO FUNDS AND YOUR PERSONAL PRIVACY

WHO ARE WE?

The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC or Teton Advisors, Inc., which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A SHAREHOLDER?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

- INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

- INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES, AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE SERVICES TO YOU. This would include information about the shares that you buy or redeem. If we hire someone else to provide services--like a transfer agent--we will also have information about the transactions that you conduct through them.

WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

                             GABELLI FAMILY OF FUNDS

VALUE
GABELLI ASSET FUND

Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund's primary objective is growth of capital. (MULTICLASS)

                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI BLUE CHIP VALUE FUND

Seeks long term growth of capital through investment primarily in the common stocks of established companies which are temporarily out of favor. The fund's objective is to identify a catalyst or sequence of events that will return the company to a higher value. (MULTICLASS)

                                          PORTFOLIO MANAGER: BARBARA MARCIN, CFA

GAMCO WESTWOOD EQUITY FUND

Seeks to invest primarily in the common stock of well seasoned companies that have recently reported positive earnings surprises and are trading below Westwood's proprietary growth rate estimates. The Fund's primary objective is capital appreciation. (MULTICLASS)

                                               PORTFOLIO MANAGER: SUSAN M. BYRNE

FOCUSED VALUE
GABELLI VALUE FUND

Seeks to invest in securities of companies believed to be undervalued. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)

                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

SMALL CAP VALUE
GABELLI SMALL CAP FUND

Seeks to invest primarily in common stock of smaller companies (market capitalizations at the time of investment of $2 billion or less) believed to have rapid revenue and earnings growth potential. The Fund's primary objective is capital appreciation. (MULTICLASS)

                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GAMCO WESTWOOD SMALLCAP EQUITY FUND

Seeks to invest primarily in smaller capitalization equity securities - market caps of $2.5 billion or less. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)

                                        PORTFOLIO MANAGER: NICHOLAS F. GALLUCCIO

GABELLI WOODLAND SMALL CAP VALUE FUND

Seeks to invest primarily in the common stocks of smaller companies (market capitalizations generally less than $3.0 billion) believed to be undervalued with shareholder oriented management teams that are employing strategies to grow the company's value. The Fund's primary objective is capital appreciation. (MULTICLASS)

                                      PORTFOLIO MANAGER: ELIZABETH M. LILLY, CFA

GROWTH
GAMCO GROWTH FUND

Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund's primary objective is capital appreciation. (MULTICLASS)

                                          PORTFOLIO MANAGER: HOWARD F. WARD, CFA

GAMCO INTERNATIONAL GROWTH FUND

Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global diversification. (MULTICLASS)

                                                 PORTFOLIO MANAGER: CAESAR BRYAN

AGGRESSIVE GROWTH
GAMCO GLOBAL GROWTH FUND

Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world's marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund's primary objective is capital appreciation. (MULTICLASS)

                                                                    TEAM MANAGED

MICRO-CAP
GAMCO WESTWOOD MIGHTY MITES(SM) FUND

Seeks to invest in micro-cap companies that have market capitalizations of $300 million or less. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)

                                                                    TEAM MANAGED

EQUITY INCOME
GABELLI EQUITY INCOME FUND

Seeks to invest primarily in equity securities with above average market yields. The Fund pays monthly dividends and seeks a high level of total return with an emphasis on income. (MULTICLASS)

                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GAMCO WESTWOOD BALANCED FUND

Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund's primary objective is both capital appreciation and current income. (MULTICLASS)

                                        CO-PORTFOLIO MANAGERS: SUSAN M. BYRNE
                                                               MARK FREEMAN, CFA

GAMCO WESTWOOD INCOME FUND

Seeks to provide a high level of current income as well as long-term capital appreciation by investing in income producing equity and fixed income securities. (MULTICLASS)

                                          PORTFOLIO MANAGER: BARBARA MARCIN, CFA

SPECIALTY EQUITY
GAMCO GLOBAL CONVERTIBLE SECURITIES FUND

Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund's primary objective is total return through a combination of current income and capital appreciation. (MULTICLASS)

                                                                    TEAM MANAGED

GAMCO GLOBAL OPPORTUNITY FUND

Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund's primary objective is capital appreciation. (MULTICLASS)

                                                                    TEAM MANAGED

GABELLI SRI FUND

Seeks to invest in common and preferred stocks of companies that meet the Fund's guidelines for social responsibility at the time of investment, looking to avoid companies in tobacco, alcohol, and gaming, defense/weapons contractors, and manufacturers of abortifacients. The Fund's primary objective is capital appreciation. (MULTICLASS)

                                     PORTFOLIO MANAGER: CHRISTOPHER C. DESMARAIS

SECTOR
GAMCO GLOBAL TELECOMMUNICATIONS FUND

Seeks to invest in telecommunications companies throughout the world - targeting undervalued companies with strong earnings and cash flow dynamics. The Fund's primary objective is capital appreciation. (MULTICLASS)

                                                                    TEAM MANAGED

GAMCO GOLD FUND

Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund's objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of worldwide economic, financial, and political factors. (MULTICLASS)

                                                 PORTFOLIO MANAGER: CAESAR BRYAN

GABELLI UTILITIES FUND

Seeks to provide a high level of total return through a combination of capital appreciation and current income. (MULTICLASS)

                                                                    TEAM MANAGED

MERGER AND ARBITRAGE
GABELLI ABC FUND

Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund's primary objective is total return in various market conditions without excessive risk of capital loss. (NO-LOAD)

                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI ENTERPRISE MERGERS AND ACQUISITIONS FUND

Seeks to invest in securities believed to be likely acquisition targets within 12-18 months or in arbitrage transactions of publicly announced mergers or other corporate reorganizations. The Fund's primary objective is capital appreciation. (MULTICLASS)

                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

CONTRARIAN
GAMCO MATHERS FUND

Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (NO-LOAD)

                                        PORTFOLIO MANAGER: HENRY VAN DER EB, CFA

COMSTOCK CAPITAL VALUE FUND

Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective. (MULTICLASS)

                                           PORTFOLIO MANAGER: MARTIN WEINER, CFA

FIXED INCOME
GAMCO WESTWOOD INTERMEDIATE BOND FUND

Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund's primary objective is total return. (MULTICLASS)

                                            PORTFOLIO MANAGER: MARK FREEMAN, CFA

CASH MANAGEMENT-MONEY MARKET
GABELLI U.S. TREASURY MONEY MARKET FUND

Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund's primary objective is to provide high current income consistent with the preservation of principal and liquidity. (NO-LOAD)

                                         CO-PORTFOLIO MANAGERS: JUDITH A. RANERI
                                                                RONALD S. EAKER

AN INVESTMENT IN THE ABOVE MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE FUNDS MAY INVEST IN FOREIGN SECURITIES WHICH INVOLVE RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC, AND POLITICAL RISKS.

TO RECEIVE A PROSPECTUS, CALL 800-GABELLI (422-3554). INVESTORS SHOULD CAREFULLY
  CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER
             MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

COMSTOCK FUNDS, INC.

Comstock Strategy Fund
Comstock Capital Value Fund

                                                              SEMI ANNUAL REPORT
                                                                OCTOBER 31, 2008

                              COMSTOCK FUNDS, INC.
                             Comstock Strategy Fund
                           Comstock Capital Value Fund
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            website: www.gabelli.com
                            e-mail: info@gabelli.com
              Net Asset Value per share available daily by calling
                           800-GABELLI after 6:00 P.M.

                               BOARD OF DIRECTORS

M. Bruce Adelberg
CONSULTANT
MBA RESEARCH GROUP

Anthony J. Colavita
ATTORNEY-AT-LAW
ANTHONY J. COLAVITA, P.C.

Vincent D. Enright
FORMER SENIOR VICE PRESIDENT
AND CHIEF FINANCIAL OFFICER
KEYSPAN CORP.

Charles L. Minter
FORMER CHAIRMAN AND
CHIEF EXECUTIVE OFFICER
COMSTOCK PARTNERS, INC.

Anthony R. Pustorino
CERTIFIED PUBLIC ACCOUNTANT,
PROFESSOR EMERITUS
PACE UNIVERSITY

Werner J. Roeder, MD
MEDICAL DIRECTOR
LAWRENCE HOSPITAL

Henry G. Van der Eb, CFA
SENIOR VICE PRESIDENT
GAMCO INVESTORS, INC.

                         OFFICERS AND PORTFOLIO MANAGERS

Bruce N. Alpert
EXECUTIVE VICE PRESIDENT
AND SECRETARY

Peter D. Goldstein
CHIEF COMPLIANCE OFFICER

Carolyn Matlin
VICE PRESIDENT

Martin Weiner, CFA
PORTFOLIO MANAGER
AND PRESIDENT

Charles L. Minter
PORTFOLIO MANAGER
AND DIRECTOR

Agnes Mullady
TREASURER

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                      Paul, Hastings, Janofsky & Walker LLP

This report is submitted for the general information of the shareholders of the Comstock Funds, Inc. and is not authorized for use in connection with an offer of sale or a solicitation of an offer to buy shares of a Fund unless preceded or accompanied by an effective prospectus.

GABCOOCT08SR

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)   Not applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
            Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b)    Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
            Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               Comstock Funds, Inc.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer

Date                       1-7-09
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer

Date                       1-7-09
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer and Treasurer

Date                       1-7-09
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.